Investment Strategy	Mar. 21, 2025
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The Fund invests primarily in the common stock of domestic, mid-capitalization (“mid-cap”) companies that the sub-adviser believes offer superior growth prospects.

The sub-adviser generally considers a company to be a mid-cap company if the company has a market capitalization within the range of companies included in the Russell Midcap Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe. As of December 31, 2024, the market capitalization range for the Russell Midcap Growth Index was approximately $1.7 billion to $168.4 billion. As of December 31, 2024, the weighted average market capitalization of the Fund was approximately $22.1 billion.

The sub-adviser selects most investments from companies included in the Russell Midcap Growth Index.

The sub-adviser implements the Fund’s strategy using a proprietary quantitative model that is designed to construct a portfolio driven by fundamental and technical stock selection variables, including relative value, profit trends, capital structure and price history. The portfolio managers play a role in building, utilizing, testing and modifying the financial algorithms and formulas used in the model.

The sub-adviser then reviews the proposed portfolio trades produced by the model in an effort to ensure that they are based on accurate and current information and, if necessary, makes adjustments to incorporate timely and accurate information prior to executing the trades.

The sub-adviser may sell securities for a variety of reasons, including: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment goal, strategies, limitations and other parameters. For the avoidance of doubt, portfolio sell decisions are generally determined by the proprietary quantitative model, but such decisions can be made pursuant to input from the portfolio management team.

Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

Under normal circumstances, this Fund invests at least 80% of its assets in securities (including American Depositary Receipts (“ADRs”)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries.

Companies whose principal activities are conducted in emerging market countries include issuers deemed to be economically tied to an emerging market country. The term “emerging markets” in the Fund’s name refers to those countries that are included in the MSCI Emerging Markets Index, an index that is designed to measure equity market performance of securities in emerging markets, and countries that are classified as an emerging market by MSCI, the World Bank, the International Finance Corporation or the United Nations and its agencies. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk.

The Fund principally invests in common stock and other equity securities. The Fund may invest in companies of all market capitalization sizes as well as both growth and value stocks. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, such as China, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to maintain investments in at least six emerging market countries.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. As of December 31, 2024, a significant portion of the Fund is represented by securities of companies in the Technology sector.

The sub-adviser uses both a bottom-up stock selection strategy and a top-down country selection strategy to manage the investments of the Fund.

The sub-adviser uses a quantitative style of management which utilizes proprietary models and market data and research, in combination with a qualitative overlay which incorporates the sub-adviser’s judgment and other non-quantifiable information into the investment process. The sub-adviser’s style of management overall emphasizes fundamentally-based stock and country selection, portfolio construction and implementation. The Fund’s investments are selected by the sub-adviser using fundamental research and a variety of quantitative techniques based on certain investment themes, including Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends, as follows:

●	Fundamental Mispricings seeks to identify high-quality businesses trading at a fair price, which the sub-adviser believes leads to strong performance over the long run.
●	High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives.
●	Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment.
●	Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment.

As part of the sub-adviser’s investment selection process, the sub-adviser utilizes proprietary models that assess a wide range of indicators. No one indicator, risk or consideration is determinative in the investment selection process. The sub-adviser may make investment decisions that deviate from those generated by the sub-adviser’s proprietary models, at the discretion of the sub-adviser. In addition, the sub-adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques based on the sub-adviser’s proprietary research.

PSF Avantis Balanced Allocation Portfolio - Class D, Class I and Class P shares | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
25 – 50%	50 – 75%
The Fund may lend its portfolio holdings to certain financial institutions.
Pacific Dynamix - Aggressive Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Aggressive Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
Pacific Dynamix - Conservative Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Conservative Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
Pacific Dynamix - Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
Pacific Dynamix - Moderate Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Moderate Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Aggressive-Growth Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Conservative Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Conservative Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Growth Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Moderate Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Moderate Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Moderate-Conservative Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Moderate-Conservative Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
ESG Diversified Growth Portfolio - Class D, Class I and Class P shares | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

ESG Diversified Portfolio and ESG Diversified Growth Portfolio (the “ESG Portfolios”) – The ESG Portfolios no longer invest in the ESG Underlying Fund managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC). Accordingly, all references to and disclosures regarding Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC and the Aristotle Fund with respect to the ESG Portfolios are deleted.

ESG Diversified Portfolio - Class D, Class I and Class P shares | ESG Diversified Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

ESG Diversified Portfolio and ESG Diversified Growth Portfolio (the “ESG Portfolios”) – The ESG Portfolios no longer invest in the ESG Underlying Fund managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC). Accordingly, all references to and disclosures regarding Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC and the Aristotle Fund with respect to the ESG Portfolios are deleted.

Bond Plus Portfolio - Class P shares | Bond Plus Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Value Portfolio - Class P shares | Value Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Value Advantage Portfolio - Class P shares | Value Advantage Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Technology Portfolio - Class P shares | Technology Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Small-Cap Value Portfolio - Class P shares | Small-Cap Value Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Small-Cap Plus Bond Alpha Portfolio - Class P shares | Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Small-Cap Index Portfolio - Class P shares | Small-Cap Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Small-Cap Growth Portfolio - Class P shares | Small-Cap Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Small-Cap Equity Portfolio - Class P shares | Small-Cap Equity Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Short Duration Bond Portfolio - Class P shares | Short Duration Bond Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Real Estate Portfolio - Class P shares | Real Estate Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
QQQ Plus Bond Alpha Portfolio - Class P shares | QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Moderate-Conservative Portfolio - Class P shares | Portfolio Optimization Moderate-Conservative Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Moderate Portfolio - Class P shares | Portfolio Optimization Moderate Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Growth Portfolio - Class P shares | Portfolio Optimization Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Conservative Portfolio - Class P shares | Portfolio Optimization Conservative Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Portfolio Optimization Aggressive-Growth Portfolio - Class P shares | Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Pacific Dynamix - Moderate Growth Portfolio - Class P shares | Pacific Dynamix - Moderate Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Pacific Dynamix - Growth Portfolio - Class P shares | Pacific Dynamix - Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Pacific Dynamix - Conservative Growth Portfolio - Class P shares | Pacific Dynamix - Conservative Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Pacific Dynamix - Aggressive Growth Portfolio - Class P shares | Pacific Dynamix - Aggressive Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PSF Avantis Balanced Allocation Portfolio - Class P shares | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD Small-Cap Value Index Portfolio - Class P shares | PD Small-Cap Value Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD Small-Cap Growth Index Portfolio - Class P shares | PD Small-Cap Growth Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD Mid-Cap Index Portfolio - Class P shares | PD Mid-Cap Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD Large-Cap Value Index Portfolio - Class P shares | PD Large-Cap Value Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD Large-Cap Growth Index Portfolio - Class P shares | PD Large-Cap Growth Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD International Large-Cap Index Portfolio - Class P shares | PD International Large-Cap Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD High Yield Bond Market Portfolio - Class P shares | PD High Yield Bond Market Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD Emerging Markets Index Portfolio - Class P shares | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD Aggregate Bond Index Portfolio - Class P shares | PD Aggregate Bond Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
PD 1-3 Year Corporate Bond Portfolio - Class P shares | PD 1-3 Year Corporate Bond Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Mid-Cap Value Portfolio - Class P shares | Mid-Cap Value Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Mid-Cap Plus Bond Alpha Portfolio - Class P shares | Mid-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Mid-Cap Growth Portfolio - Class P shares | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Managed Bond Portfolio - Class P shares | Managed Bond Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Large-Cap Value Portfolio - Class P shares | Large-Cap Value Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Large-Cap Plus Bond Alpha Portfolio - Class P shares | Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Large-Cap Growth Portfolio - Class P shares | Large-Cap Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Large-Cap Core Portfolio - Class P shares | Large-Cap Core Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
International Value Portfolio - Class P shares | International Value Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
International Small-Cap Portfolio - Class P shares | International Small-Cap Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
International Large-Cap Portfolio - Class P shares | International Large-Cap Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
International Growth Portfolio - Class P shares | International Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
International Equity Plus Bond Alpha Portfolio - Class P shares | International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Intermediate Bond Portfolio - Class P shares | Intermediate Bond Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Inflation Managed Portfolio - Class P shares | Inflation Managed Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
High Yield Bond Portfolio - Class P shares | High Yield Bond Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Hedged Equity Portfolio - Class P shares | Hedged Equity Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Health Sciences Portfolio - Class P shares | Health Sciences Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Growth Portfolio - Class P shares | Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Focused Growth Portfolio - Class P shares | Focused Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Floating Rate Income Portfolio - Class P shares | Floating Rate Income Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Equity Index Portfolio - Class P shares | Equity Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Emerging Markets Portfolio - Class P shares | Emerging Markets Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Emerging Markets Debt Portfolio - Class P shares | Emerging Markets Debt Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Dividend Growth Portfolio - Class P shares | Dividend Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Core Income Portfolio - Class P shares | Core Income Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Diversified Bond Portfolio - Class P shares | Diversified Bond Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
ESG Diversified Growth Portfolio - Class P shares | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
ESG Diversified Portfolio - Class P shares | ESG Diversified Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Bond Plus Portfolio - Class I and Class P shares | Bond Plus Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

To seek incremental alpha, PLFA may use futures and swaps (total return swaps, interest rate swaps and credit default swaps) to implement its investment views on risk factors or performance attributes within the debt securities market, as represented by the Index.

Large-Cap Plus Bond Alpha Portfolio - Class I and Class P shares | Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
QQQ Plus Bond Alpha Portfolio - Class I and Class P shares | QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
Small-Cap Plus Bond Alpha Portfolio - Class I and Class P shares | Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.
International Equity Plus Bond Alpha Portfolio - Class I and Class P shares | International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may lend its portfolio holdings to certain financial institutions.